DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of changes in fair value of the Company's Level 3 financial liabilities
Debt Derivative Liabilities
Balance, December 31, 2021	$4,042,910
Change in derivative liabilities from new notes payable	622,518
Change in derivative liabilities from conversion of notes payable	(493,101)
Change in fair value of derivative liabilities at end of period – derivative expense	650,071
Balance, December 31, 2022	$4,822,398
Change in derivative liabilities from new notes payable	477,414
Change in derivative liabilities from conversion of notes payable	(728,143)
Change in fair value of derivative liabilities at end of period – derivative expense (gain)	(367,881)
Balance, September 30, 2023	$4,203,788

Debt Derivative Liabilities
Balance, December 31, 2020	$5,265,139
Change in derivative liabilities from conversion of notes payable	1,902,897)
Change in derivative liabilities from the Odyssey conversion to a term loan	(6,662,027)
Change in fair value of derivative liabilities at end of period – derivative expense	3,536,901)
Balance, December 31, 2021	$4,042,910
Change in derivative liabilities from new notes payable	622,518
Change in derivative liabilities from conversion of notes payable	(493,101)
Change in fair value of derivative liabilities at end of period – derivative expense	650,071
Balance, December 31, 2022	$4,822,398